Share Capital - Summary of Share Capital (Detail) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised	555,000,000	555,000,000
Number of shares outstanding	118,883,072
Issued capital	$ 11,889		$ 8,529
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	55,000,000	55,000,000
Number of shares outstanding	0
ClassA Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000
Number of shares outstanding	118,883,072
Swvl Inc. shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	84,455,247
Issued capital	$ 8,446
SPAC shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	13,949,000
Issued capital	$ 1,395
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	16,125,455
Issued capital	$ 1,612
PIPE investors [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	3,966,400
Issued capital	$ 397
Other shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	386,970
Issued capital	$ 39